BALANCE SHEET (FY) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jul. 13, 2020
Current Assets
Cash	$ 576,437			$ 971,469
Prepaid expenses	179,500			328,114
Total Current Assets	755,937			1,299,583
Marketable securities held in Trust Account	132,259,019			132,253,093
TOTAL ASSETS	133,014,956			133,552,676
LIABILITIES AND STOCKHOLDERS' DEFICIT
Current Liabilities - accounts payable and accrued expenses	272,834			124,265
Total Current Liabilities	272,834			124,265
Deferred underwriting payable	4,628,750			4,628,750
Total Liabilities	14,526,709			19,353,015
Commitments
Class A common stock subject to possible redemption 13,225,000 shares at redemption value	132,250,000	$ 132,250,000	$ 132,250,000	132,250,000	$ 132,250,000
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; no issued and outstanding	0			0
Additional paid-in capital	0	0	0	0	0
Accumulated deficit	(13,762,084)	(17,961,998)	(15,592,402)	(18,050,670)	(13,901,875)
Total Stockholders' Deficit	(13,761,753)	(17,961,667)	(15,592,071)	(18,050,339)	(13,901,544)	$ 0
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	133,014,956			133,552,676
Class A Common Stock [Member]
LIABILITIES AND STOCKHOLDERS' DEFICIT
Class A common stock subject to possible redemption 13,225,000 shares at redemption value				132,250,000
Stockholders' Deficit
Common stock	0	$ 0	$ 0	0	$ 0
Class B Common Stock [Member]
Stockholders' Deficit
Common stock	331			331
Private Warrants [Member]
LIABILITIES AND STOCKHOLDERS' DEFICIT
Warrant Liabilities	$ 3,740,000			5,673,000
Public Warrants [Member]
LIABILITIES AND STOCKHOLDERS' DEFICIT
Warrant Liabilities				$ 8,927,000